Quarterly Report
June 30, 2020
MFS®  International New Discovery Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace – 1.2%
LISI Group (a)	623,118	$12,951,352
Meggitt PLC	873,322	3,184,718
MTU Aero Engines Holding AG	88,903	15,396,891
Saab AB, “B” (a)	676,839	16,895,189
Singapore Technologies Engineering Ltd.	12,378,800	29,375,738
		$77,803,888
Airlines – 0.7%
Auckland International Airport Ltd.	2,773,766	$11,759,717
Enav S.p.A.	4,662,291	21,015,193
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	598,741	4,305,246
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (a)	45,460	5,104,703
		$42,184,859
Alcoholic Beverages – 0.8%
Carlsberg Group	132,479	$17,509,399
China Resources Beer Holdings Co. Ltd.	1,800,000	10,032,901
Compania Cervecerias Unidas S.A., ADR	435,271	6,233,081
Davide Campari-Milano S.p.A.	1,907,227	16,070,772
		$49,846,153
Apparel Manufacturers – 0.6%
Burberry Group PLC	574,654	$11,389,300
Coats Group PLC	6,528,849	4,530,342
Pacific Textiles Holdings Ltd.	38,809,000	18,785,619
		$34,705,261
Automotive – 3.3%
Autoliv, Inc., SDR	72,648	$4,677,813
Cie Plastic Omnium S.A.	466,241	9,496,889
Daikyonishikawa Corp.	332,421	1,480,848
Hella KGaA Hueck & Co.	179,500	7,340,724
Hero MotoCorp Ltd.	883,260	29,939,870
Koito Manufacturing Co. Ltd.	645,800	25,957,601
Mahindra & Mahindra Ltd.	4,755,177	32,325,626
NGK Spark Plug Co. Ltd	837,800	11,980,210
PT United Tractors Tbk	23,996,500	27,801,335
Stanley Electric Co. Ltd.	871,131	20,936,188
USS Co. Ltd.	2,280,200	36,386,058
		$208,323,162
Biotechnology – 0.1%
Abcam PLC	495,341	$8,181,648
Broadcasting – 0.2%
4imprint Group PLC	185,750	$5,673,514
Nippon Television Holdings, Inc.	610,800	6,595,904
		$12,269,418
Brokerage & Asset Managers – 2.6%
ASX Ltd.	329,604	$19,420,511
Daiwa Securities Group, Inc.	2,388,000	9,945,669
Euronext N.V.	122,615	12,294,897
Hargreaves Lansdown PLC	770,285	15,543,384
Japan Exchange Group, Inc.	145,300	3,353,439
Moscow Exchange MICEX-RTS PJSC	7,428,305	11,823,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Partners Group Holding AG	3,641	$3,302,629
Rathbone Brothers PLC	1,123,982	19,776,711
Schroders PLC	815,686	29,806,030
TMX Group Ltd.	395,197	39,074,317
		$164,341,502
Business Services – 7.0%
AEON Delight Co. Ltd.	295,700	$8,193,882
Amadeus Fire AG (a)	165,357	20,509,957
AS ONE Corp.	179,200	19,550,600
Auto Trader Group PLC	4,705,162	30,689,995
Brenntag AG	93,618	4,919,260
Bunzl PLC	847,343	22,741,759
Cancom SE	421,440	22,348,626
Cerved Information Solutions S.p.A. (a)	4,672,479	33,570,746
Compass Group PLC	1,999,520	27,550,970
DKSH Holding Ltd.	45,850	2,942,298
Doshisha Co. Ltd.	141,800	2,141,938
Electrocomponents PLC	4,785,553	39,788,816
Intertek Group PLC	518,001	34,916,914
IPH Ltd.	6,889,186	35,466,535
Johnson Service Group PLC	1,680,493	2,407,138
Karnov Group AB	1,201,680	7,157,309
Meitec Corp.	371,900	17,875,999
Midland IC&I Ltd. (a)	21,556,500	261,443
Nomura Research Institute Ltd.	2,417,100	65,953,933
Omni Bridgeway Ltd.	4,693,704	15,450,627
SAN-AI OIL Co. Ltd.	1,516,100	13,648,059
Sodexo	58,068	3,927,412
Sohgo Security Services Co. Ltd.	255,700	11,888,067
		$443,902,283
Cable TV – 0.2%
NOS, SGPS S.A.	2,643,538	$11,535,538
Chemicals – 0.7%
IMCD Group N.V.	278,172	$26,152,196
KH Neochem Co. Ltd.	300,900	5,671,049
Orica Ltd.	1,258,415	14,450,712
		$46,273,957
Computer Software – 4.2%
Fuji Soft, Inc.	339,500	$13,410,211
OBIC Business Consultants Co. Ltd.	91,900	4,876,934
OBIC Co. Ltd.	1,030,300	181,175,426
Oracle Corp.	255,700	30,122,751
Sage Group PLC	806,526	6,713,743
SCSK Corp.	335,600	16,286,585
Wisetech Global Ltd. (l)	931,680	12,441,128
		$265,026,778
Computer Software - Systems – 3.7%
Alten S.A. (a)	292,238	$25,133,615
Amadeus IT Group S.A.	1,258,866	65,596,902
Comture Corp.	667,200	17,402,031
EMIS Group PLC	489,193	6,546,518
Globant S.A. (a)	64,970	9,735,754
Linx S.A.	2,860,400	13,328,651
NS Solutions Corp.	1,368,700	37,331,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
SimCorp A/S	61,945	$6,677,825
Softbrain Co. Ltd.	1,328,700	5,242,197
Temenos AG	102,669	15,945,689
Venture Corp. Ltd.	2,727,700	31,669,192
		$234,609,437
Conglomerates – 1.0%
Ansell Ltd.	1,061,273	$26,878,511
DCC PLC	419,603	34,991,295
		$61,869,806
Construction – 2.6%
Bellway PLC	610,687	$19,265,640
Breedon Group PLC (a)	11,503,353	11,117,968
Forterra PLC	9,212,614	22,944,854
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,546,010	6,504,347
Ibstock PLC	4,572,917	10,188,010
Kingspan Group PLC	100,826	6,456,847
Marshalls PLC	879,639	6,714,158
PT Indocement Tunggal Prakarsa Tbk (a)	20,153,800	16,647,871
Rinnai Corp.	89,900	7,493,401
Somfy S.A.	110,711	11,169,666
Techtronic Industries Co. Ltd.	3,969,000	38,816,876
Toto Ltd.	145,700	5,583,965
		$162,903,603
Consumer Products – 2.8%
Dabur India Ltd.	1,800,271	$11,162,023
Essity AB (a)	939,875	30,370,282
Kobayashi Pharmaceutical Co. Ltd.	273,600	24,021,560
Lion Corp.	1,082,500	25,935,888
Milbon Co. Ltd.	67,992	3,236,665
Mitsubishi Pencil Co. Ltd.	231,500	2,896,564
PZ Cussons PLC	364,404	834,433
T. Hasegawa Co. Ltd.	1,614,900	36,201,584
Takasago International Corp.	161,300	3,208,821
Uni-Charm Corp.	883,600	36,170,521
		$174,038,341
Consumer Services – 2.0%
51job, Inc., ADR (a)	498,506	$35,787,746
Anima Holdings S.A. (a)	2,733,658	12,351,001
Asante, Inc.	170,200	2,307,690
Cogna Educacao S.A.	2,301,416	2,797,367
Heian Ceremony Service Co.	363,967	2,858,477
Kakaku.com, Inc.	289,200	7,309,347
MakeMyTrip Ltd. (a)	1,069,505	16,384,816
Moneysupermarket.com Group PLC	6,189,373	24,817,700
Park24 Co. Ltd.	358,200	6,120,667
Rakuten	119,300	1,047,431
Seek Ltd.	663,791	10,074,818
Webjet Ltd. (l)	2,591,938	5,938,472
		$127,795,532
Containers – 2.7%
Fuji Seal International, Inc.	1,662,300	$32,283,798
Gerresheimer AG	476,986	43,996,879
Lock & Lock Co. Ltd. (a)	1,083,923	10,195,428
Mayr-Melnhof Karton AG	133,652	20,601,681

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
SIG Combibloc Group AG	2,237,340	$36,200,773
Verallia	175,016	5,004,246
Viscofan S.A.	391,044	25,525,534
		$173,808,339
Electrical Equipment – 2.6%
Advantech Co. Ltd.	1,686,748	$16,855,870
Bharat Heavy Electricals Ltd.	14,453,222	6,885,715
Cembre S.p.A.	542,000	10,387,716
Legrand S.A.	604,998	45,962,346
LS Electric Co. Ltd.	663,084	26,677,498
OMRON Corp.	208,121	13,916,496
Sagami Rubber Industries Co. Ltd.	264,700	3,980,698
Spectris PLC	188,959	5,912,012
Voltronic Power Technology Corp.	1,142,612	32,762,791
		$163,341,142
Electronics – 3.4%
Amano Corp.	246,720	$5,111,485
ASM International N.V.	165,773	25,618,133
ASM Pacific Technology Ltd.	2,183,400	23,076,659
Fukui Computer Holdings, Inc.	205,100	5,235,010
Halma PLC	875,550	24,985,109
Hirose Electric Co. Ltd.	87,800	9,611,447
Iriso Electronics Co. Ltd.	218,500	7,123,130
JEOL Ltd.	279,000	7,718,203
Kardex Holding AG	110,015	20,065,008
Melexis N.V.	211,416	16,032,997
Silicon Motion Technology Corp., ADR	488,986	23,847,847
Toshiba Tec Corp.	209,700	8,001,519
Tripod Technology Corp.	6,208,000	27,487,118
Zuken, Inc.	513,300	13,605,600
		$217,519,265
Energy - Independent – 0.4%
Galp Energia SGPS S.A.	394,349	$4,561,211
Gran Tierra Energy, Inc. (a)(l)	2,243,645	760,221
Oil Search Ltd.	6,729,806	14,722,238
Seven Generations Energy Ltd. (a)	642,004	1,432,876
TORC Oil & Gas Ltd. (l)	693,989	869,020
		$22,345,566
Energy - Integrated – 0.1%
Cairn Energy PLC (a)	2,411,454	$3,519,902
Engineering - Construction – 0.1%
Babcock International Group PLC	1,393,969	$5,357,982
JGC Holdings Corp.	257,000	2,699,125
		$8,057,107
Entertainment – 0.9%
CTS Eventim AG (a)	1,324,489	$55,058,346
Food & Beverages – 5.1%
Arca Continental S.A.B. de C.V.	930,384	$4,078,235
ARIAKE JAPAN Co. Ltd.	143,600	9,132,050
AVI Ltd.	4,871,301	19,802,425
Bakkafrost P/f (a)	599,801	37,731,956
BRF S.A. (a)	759,900	2,970,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Britvic PLC	655,513	$6,254,295
Cranswick PLC	246,585	11,054,563
Ezaki Glico Co. Ltd.	454,000	21,690,491
Greencore Group PLC	1,183,806	1,845,302
Gruma S.A.B. de C.V.	640,309	6,910,250
Kato Sangyo Co. Ltd.	342,200	11,187,460
Kerry Group PLC	206,732	25,618,653
Kikkoman Corp.	121,900	5,859,328
Morinaga & Co. Ltd.	538,300	20,926,442
Orion Corp.	259,439	29,120,719
Ridley Corp. NPV (h)	21,241,987	10,627,844
S Foods, Inc.	841,000	20,500,227
Shenguan Holdings Group Ltd.	13,203,505	488,868
Tata Consumer Products Ltd.	5,097,874	26,159,910
Tate & Lyle PLC	439,814	3,638,243
Tingyi (Cayman Islands) Holdings Corp.	17,074,000	26,479,515
Universal Robina Corp.	8,661,400	22,598,736
		$324,676,306
Food & Drug Stores – 1.6%
Cia Brasileira de Distribuicao	787,400	$10,277,423
Cosmos Pharmaceutical Corp.	59,200	9,068,470
Dairy Farm International Holdings Ltd.	6,359,109	29,569,857
Japan Meat Co. Ltd.	253,700	7,072,350
Matsumotokiyoshi Holdings Co. Ltd.	90,800	3,292,262
San-A Co. Ltd.	87,700	3,354,489
Spencer's Retail Ltd. (a)	723,473	842,741
Sundrug Co. Ltd.	1,136,000	37,559,805
		$101,037,397
Forest & Paper Products – 0.3%
Suzano S.A. (a)	1,227,100	$8,301,614
Valmet Oyj	516,500	13,480,085
		$21,781,699
Furniture & Appliances – 0.7%
Howden Joinery Group PLC	2,611,233	$17,886,280
SEB S.A.	154,260	25,494,064
Zojirushi Corp.	263,900	3,328,843
		$46,709,187
Gaming & Lodging – 1.5%
Flutter Entertainment PLC	339,931	$44,627,041
Genting Berhad	13,067,100	12,605,055
Shangri-La Asia Ltd.	29,944,000	25,844,077
Tabcorp Holdings Ltd.	5,286,648	12,331,308
		$95,407,481
General Merchandise – 1.1%
B&M European Value Retail S.A.	1,461,627	$7,199,131
Dollarama, Inc.	945,218	31,442,284
Lojas Renner S.A.	1,492,010	11,468,347
Magazine Luiza S.A.	942,400	12,416,646
Seria Co. Ltd.	183,200	6,506,802
		$69,033,210
Health Maintenance Organizations – 0.1%
Odontoprev S.A.	2,852,900	$7,465,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.9%
Admiral Group PLC	212,870	$6,064,008
AUB Group Ltd.	2,453,836	24,892,866
Hiscox Ltd.	2,112,798	20,645,296
Samsung Fire & Marine Insurance Co. Ltd.	200,389	29,320,750
Sony Financial Holdings, Inc.	876,900	21,074,837
Steadfast Group Ltd.	7,053,736	16,355,751
		$118,353,508
Internet – 1.7%
Demae-Can Co. Ltd. (l)	1,061,500	$15,527,375
PChome Online, Inc. (a)	2,549,504	10,251,980
Proto Corp.	1,137,400	10,586,590
Rightmove PLC	4,506,848	30,491,017
Scout24 AG	507,679	39,384,557
		$106,241,519
Leisure & Toys – 0.4%
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	$3,082,236
Thule Group AB	864,182	21,812,754
		$24,894,990
Machinery & Tools – 4.4%
Aalberts Industries N.V.	736,340	$24,148,245
Azbil Corp.	438,400	13,337,754
Carel Industries S.p.A.	203,591	3,737,522
Doosan Bobcat, Inc.	576,446	12,778,858
Fujitec Co. Ltd.	1,247,100	22,857,244
Fujitsu General Ltd.	248,000	5,069,099
Fukushima Galilei Co. Ltd.	362,600	11,468,201
GEA Group AG	1,616,755	51,132,343
Haitian International Holdings Ltd.	13,384,000	27,180,719
MISUMI Group, Inc.	225,900	5,636,255
MonotaRO Co. Ltd.	389,300	15,575,605
Nabtesco Corp.	482,500	14,835,842
Nissei ASB Machine Co. Ltd.	151,400	4,500,986
NOHMI BOSAI Ltd.	582,000	11,270,776
Obara Group, Inc.	128,500	3,891,595
Rational AG	3,140	1,758,250
Rotork PLC	1,720,822	5,970,357
Shima Seiki Manufacturing Ltd.	191,900	2,729,876
Spirax-Sarco Engineering PLC	150,910	18,654,380
T.K. Corp.	828,332	5,080,209
THK Co. Ltd.	133,700	3,298,697
VAT Group AG	75,145	13,721,130
		$278,633,943
Medical & Health Technology & Services – 1.0%
BML, Inc.	452,600	$11,829,931
Eurofins Scientific SE	3,712	2,329,603
Hapvida Participacoes e Investimentos S.A.	774,900	8,858,891
Hogy Medical Co. Ltd.	79,600	2,447,530
ICON PLC (a)	31,523	5,310,365
Medipal Holdings Corp.	218,700	4,204,873
Ramsay Health Care Ltd.	357,306	16,469,526
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	3,322,742
Sonic Healthcare Ltd.	484,031	10,218,409
		$64,991,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.9%
Demant A.S. (a)	271,692	$7,164,558
Eiken Chemical Co. Ltd.	753,900	12,037,264
Fukuda Denshi Co. Ltd.	156,100	10,437,990
Nakanishi, Inc.	2,379,400	30,983,435
Nihon Kohden Corp.	521,600	17,511,461
Shimadzu Corp.	624,700	16,593,097
Smith & Nephew PLC	1,794,613	33,477,879
Sonova Holding AG (a)	136,310	27,213,084
Straumann Holding AG	1,171	1,006,063
Terumo Corp.	733,200	27,711,870
		$184,136,701
Metals & Mining – 0.4%
Iluka Resources Ltd.	2,666,873	$15,782,918
MOIL Ltd.	6,090,545	11,357,697
		$27,140,615
Natural Gas - Distribution – 0.5%
Italgas S.p.A.	5,939,723	$34,500,852
Network & Telecom – 0.4%
VTech Holdings Ltd.	3,825,465	$22,975,988
Oil Services – 0.0%
TechnipFMC PLC	134,838	$928,031
Other Banks & Diversified Financials – 3.1%
AEON Financial Service Co. Ltd.	2,710,200	$29,492,799
AEON Thana Sinsap Public Co. Ltd.	2,759,200	9,641,466
Bancolombia S.A., ADR	188,347	4,955,410
Bank of Kyoto Ltd.	193,400	6,842,213
Chiba Bank Ltd.	2,538,451	11,942,886
Credicorp Ltd.	48,640	6,501,709
E.Sun Financial Holding Co. Ltd.	31,796,860	29,878,677
Federal Bank Ltd.	13,856,823	9,359,773
FinecoBank S.p.A. (a)	1,071,097	14,458,580
Grupo Financiero Inbursa S.A. de C.V. (a)	2,689,101	1,866,091
Julius Baer Group Ltd.	391,642	16,389,894
Jyske Bank (a)	338,988	9,940,922
Metropolitan Bank & Trust Co.	27,226,417	20,218,313
Shizuoka Bank Ltd.	1,025,000	6,578,606
Shriram Transport Finance Co. Ltd.	1,931,725	17,819,160
		$195,886,499
Pharmaceuticals – 2.3%
Daito Pharmaceutical Co. Ltd.	231,300	$8,590,230
Genomma Lab Internacional S.A., “B” (a)(l)	8,507,862	8,687,573
Hypermarcas S.A.	1,704,475	10,437,288
Kalbe Farma Tbk PT	333,929,300	34,129,281
Santen Pharmaceutical Co. Ltd.	2,042,300	37,507,580
Suzuken Co. Ltd./Aichi Japan	339,200	12,628,701
Virbac S.A. (a)	108,387	23,745,695
Yunnan Baiyao Group Co. Ltd.	646,117	8,568,190
		$144,294,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.6%
Bingo Industries Ltd.	4,918,421	$7,329,753
Daiseki Co. Ltd.	1,127,500	29,969,206
		$37,298,959
Precious Metals & Minerals – 0.6%
Agnico-Eagle Mines Ltd.	620,986	$39,763,047
Printing & Publishing – 0.4%
China Literature Ltd. (a)	1,547,400	$10,421,815
Wolters Kluwer N.V.	201,689	15,753,065
		$26,174,880
Railroad & Shipping – 0.6%
DFDS A.S. (a)	181,325	$5,593,531
Rumo S.A. (a)	2,324,700	9,614,112
Sankyu, Inc.	488,600	18,326,742
Senko Group Holdings Co. Ltd.	657,300	4,876,104
		$38,410,489
Real Estate – 4.8%
Ascendas India Trust, REIT	12,556,800	$12,180,132
Big Yellow Group PLC, REIT	1,051,241	13,078,031
City Developments Ltd.	4,876,000	29,544,942
Concentradora Fibra Danhos S.A. de C.V., REIT	4,091,589	3,887,851
Deutsche Wohnen SE	382,608	17,172,911
Embassy Office Parks REIT	3,371,200	15,218,472
Hibernia PLC, REIT	4,300,372	5,411,244
Kenedix, Inc.	1,114,900	5,482,861
LEG Immobilien AG (a)	970,904	123,261,604
Midland Holdings Ltd. (a)(h)	43,113,000	4,450,087
Multiplan Empreendimentos Imobiliarios S.A.	3,219,285	12,135,735
Prologis Peroperty Mexico S.A. de C.V., REIT	2,375,819	4,249,382
Shaftesbury PLC, REIT	1,183,196	7,733,668
TAG Immobilien AG	639,688	15,250,590
Unite Group PLC, REIT	3,225,537	37,569,571
		$306,627,081
Restaurants – 1.2%
Cafe de Coral Holdings Ltd.	16,092,000	$33,451,631
Greggs PLC	2,058,957	41,330,309
		$74,781,940
Specialty Chemicals – 6.5%
Air Water, Inc.	783,300	$11,034,029
Croda International PLC	1,607,039	104,661,784
Essentra PLC	7,538,373	27,283,546
Japan Pure Chemical Co. Ltd.	41,700	1,002,190
Kansai Paint Co. Ltd.	1,037,000	21,830,063
Nihon Parkerizing Co. Ltd.	1,049,600	10,508,151
Nitto Denko Corp.	144,400	8,157,814
NOF Corp.	320,000	11,054,411
Orbia Advance Corp. S.A.B. de C.V.	5,840,795	8,634,959
PT Astra Agro Lestari Tbk	15,352,000	8,903,079
PTT Global Chemical PLC	6,126,700	9,167,997
Sika AG	234,446	45,122,411
SK KAKEN Co. Ltd.	77,800	26,695,902
Symrise AG	961,823	111,842,943
Taisei Lamick Co. Ltd.	219,800	5,653,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Tikkurila Oyj	131,380	$1,827,355
		$413,380,503
Specialty Stores – 2.5%
ABC-Mart, Inc.	192,300	$11,237,907
Esprit Holdings Ltd. (a)	6,185,199	676,011
Just Eat Takeaway.com (a)	89,832	9,396,861
Just Eat Takeaway.com N.V. (a)	944,491	98,430,943
Ryohin Keikaku Co. Ltd.	1,407,200	19,874,786
Shimamura Co. Ltd.	52,800	3,569,715
Zozo, Inc.	812,000	18,018,541
		$161,204,764
Telecommunications - Wireless – 1.6%
Cellnex Telecom S.A.	1,625,905	$99,080,440
Telephone Services – 0.7%
Bezeq - The Israel Telecommunication Corp. Ltd. (a)	3,067,840	$2,780,934
Hellenic Telecommunications Organization S.A.	2,120,009	28,605,780
Infrastrutture Wireless Italiane S.p.A. (n)	1,249,006	12,517,064
		$43,903,778
Tobacco – 0.7%
Swedish Match AB	586,372	$41,217,581
Trucking – 2.8%
Freightways Ltd.	1,868,239	$8,709,446
Hamakyorex Co. Ltd.	114,900	3,304,140
Kintetsu World Express, Inc.	277,200	4,782,807
Mainfreight Ltd.	262,213	6,666,718
Seino Holdings Co. Ltd.	3,715,600	48,520,454
SG Holdings Co. Ltd.	1,907,900	62,197,805
Trancom Co. Ltd.	95,100	6,105,633
Yamato Holdings Co. Ltd.	1,778,200	38,371,901
		$178,658,904
Utilities - Electric Power – 0.8%
CESC Ltd.	3,095,481	$25,500,577
Energisa S.A., IEU	777,400	7,004,763
Equatorial Energia S.A.	1,668,800	7,125,565
Transmissora Alianca de Energia Eletrica S.A., IEU	1,779,812	9,196,726
		$48,827,631
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	20,990,755	$7,109,360
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	5,153,434
		$12,262,794
Total Common Stocks		$6,159,943,206
Preferred Stocks – 0.2%
Metals & Mining – 0.1%
Gerdau S.A.	1,786,200	$5,258,649
Specialty Chemicals – 0.1%
Fuchs Petrolub SE	226,635	$9,100,277
Total Preferred Stocks		$14,358,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.17% (v)	125,238,819	$125,251,343
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.15% (j)	286,000	$286,000

Other Assets, Less Liabilities – 0.5%		31,228,336
Net Assets – 100.0%		$6,331,067,811
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $140,329,274 and $6,159,510,201, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,517,064, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,368,234,550	$414,988,668	$—	$1,783,223,218
United Kingdom	807,644,677	27,283,546	—	834,928,223
Germany	538,474,158	—	—	538,474,158
Australia	208,976,503	59,875,424	—	268,851,927
India	88,762,773	114,193,607	—	202,956,380
Netherlands	199,499,443	—	—	199,499,443
Hong Kong	96,074,251	101,833,997	—	197,908,248
Spain	190,202,876	—	—	190,202,876
Switzerland	181,908,979	—	—	181,908,979
Other Countries	1,465,193,969	311,154,711	—	1,776,348,680
Mutual Funds	125,537,343	—	—	125,537,343
Total	$5,270,509,522	$1,029,329,953	$—	$6,299,839,475
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At June 30, 2020, the value of securities loaned was $11,429,738. These loans were collateralized by cash of $286,000 and U.S. Treasury Obligations (held by the lending agent) of $12,053,832.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$408,940,384	$673,588,768	$957,319,262	$65,243	$(23,790)	$125,251,343
Midland Holdings Ltd.	5,372,769	—	—	—	(922,682)	4,450,087
Ridley Corp. NPV	7,599,882	5,625,368	—	—	(2,597,406)	10,627,844
	$421,913,035	$679,214,136	$957,319,262	$65,243	$(3,543,878)	$140,329,274
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,710,752	$—
Midland Holdings Ltd.	—	—
Ridley Corp. NPV	371,469	—
	$3,082,221	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.